Convertible Notes Payable (Tables)	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Convertible Notes Payable
	Interest Rates	Term	June 30, 2018	December 31, 2017
Convertible Notes Payable	6% - 10%	0 - 8 months	$1,336,101	$1,026,995
Discount			(252,704)	(349,297)
Total			$1,083,397	$677,698

	Interest Rates	Term	December 31, 2017	June 30, 2017	June 30, 2016
Convertible notes payable	6% - 10%	0 - 2 years	$1,026,995	$1,115,000	$597,500
Discount			(349,297)	(381,747)	—
Total			$677,698	$733,253	$597,500